Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill Balance
The Company’s goodwill balance consists of the following:

(in ‘000)	Amount
December 31, 2019	$376,000
Integron acquisition	6,527
Measurement period adjustment – Aspider	(98)
Currency translation	(182)

December 31, 2019	$382,247
Measurement period adjustment – Integron	(366)
Currency translation	868

December 31, 2020	$382,749

Summary Of Other Intangible Assets
The Company’s other intangible assets consist of the following:

(in ‘000)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Customer relationships	$307,355	$(143,230)	$164,125
Technology	46,229	(33,394)	12,835
Carrier contracts	65,700	(33,918)	31,782
Trademarks	15,828	(7,608)	8,220
Internally developed and acquired computer software	45,148	(21,908)	23,240

Total as of December 31, 2020	$480,260	$(240,058)	$240,203

(in ‘000)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Customer relationships	$306,656	$(116,655)	$190,001
Technology	45,953	(26,927)	19,026
Carrier contracts	65,700	(27,348)	38,352
Trademarks	15,721	(5,955)	9,766
Internally developed and acquired computer software	34,176	(14,419)	19,757

Total as of December 31, 2019	$468,206	$(191,304)	$276,902

Summary Of Weighted Average Remaining Useful Lives Per Intangible Asset Category

Years
Customer relationships	6.7
Technology	4.1
Carrier contracts	4.9
Trademarks	5.1
Internally developed and acquired computer software	5.2

Summary Of The Estimated Amortization Expense
The following table shows the estimated amortization expense for the next five years and thereafter as of December 31, 2020.

(in ‘000)	Amount
2021	$46,304
2022	44,615
2023	41,735
2024	37,020
2025	34,482
Thereafter	36,047

Total	$240,203